New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2025
New standards and interpretations not yet adopted
New standards and interpretations not yet adopted

4. New standards and interpretations not yet adopted

A number of new standards, amendments to standards and interpretations are effective for annual periods beginning after January 1, 2026 and have not been applied in preparing these consolidated financial statements. There are no standards that are not yet effective and that would be expected to have a material impact on the Company in the current or future reporting periods and on foreseeable future transactions. The Company does not plan to adopt these standards early.